As filed with the Securities and Exchange Commission on August 16, 2007

Securities Act Registration No. 333-7305

Investment Company Act Registration No. 811-7685

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[Ö]

Pre-Effective Amendment No. _____	[ ]

Post-Effective Amendment No. 33	[Ö]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[Ö]

Amendment No. 34

FRONTEGRA FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

400 Skokie Boulevard, Suite 500
Northbrook, Illinois	60062
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code:  (847) 509-9860

William D. Forsyth III

400 Skokie Blvd., Suite 500

Northbrook, Illinois  60062

 (Name and Address of Agent for Service)

Copies to:

Carol A. Gehl

Godfrey & Kahn, S.C.

780 North Water Street

Milwaukee, Wisconsin  53202

It is proposed that this filing will become effective (check appropriate box):

[  ]

immediately upon filing pursuant to paragraph (b) of Rule 485

[Ö]

on September 4, 2007 pursuant to paragraph (b) of Rule 485

[  ]

60 days after filing pursuant to paragraph (a)(1) of Rule 485

[  ]

on (date) pursuant to paragraph (a)(1) of Rule 485

[  ]

75 days after filing pursuant to paragraph (a)(2) of Rule 485

[  ]

on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate check the following box:

[Ö]

This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Post-Effective Amendment

Post-Effective Amendment No. 26 (the “Amendment”) was filed pursuant to Rule 485(a)(1) under the Securities Act of 1933 on January 29, 2007 and pursuant to Rule 485(a)(1) would have become effective on March 30, 2007.

Post-Effective Amendment No. 27 was filed pursuant to Rule 485(b)(1)(iii) on March 29, 2007 for the sole purpose of extending the date upon which the Amendment was to become effective to April 27, 2007.

Post-Effective Amendment No. 28 was filed pursuant to Rule 485(b)(1)(iii) on April 26, 2007 for the sole purpose of extending the date upon which the Amendment was to become effective to May 25, 2007.

Post-Effective Amendment No. 29 was filed pursuant to Rule 485(b)(1)(iii) on May 24, 2007 for the sole purpose of extending the date upon which the Amendment was to become effective to June 22, 2007.

Post-Effective Amendment No. 31 was filed pursuant to Rule 485(b)(1)(iii) on June 21, 2007 for the sole purpose of extending the date upon which the Amendment was to become effective to July 20, 2007.

Post-Effective Amendment No. 32 was filed pursuant to Rule 485(b)(1)(iii) on July 19, 2007 for the sole purpose of extending the date upon which the Amendment was to become effective to August 17, 2007.

This Post-Effective Amendment No. 33 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating September 4, 2007 as the new date upon which the Amendment will become effective.

This Post-Effective Amendment No. 33 incorporates by reference the information contained in Parts A and B of the Amendment.

PART C

OTHER INFORMATION

Item 23.

 Exhibits

See “Exhibit Index.”

Item 24.

 Persons Controlled by or under Common Control with Registrant

Registrant neither controls any person nor is under common control with any other person.

Item 25.

 Indemnification

Article VI of Registrant’s By-Laws provides as follows:

“ARTICLE VI INDEMNIFICATION

The Corporation shall indemnify (a) its directors and officers, whether serving the Corporation or at its request any other entity, to the full extent required or permitted by (i) Maryland law now or hereafter in force, including the advance of expenses under the procedures and to the full extent permitted by law, and (ii) the Investment Company Act of 1940, as amended, and (b) other employees and agents to such extent as shall be authorized by the Board of Directors and be permitted by law.  The foregoing rights of indemnification shall not be exclusive of any other rights to which those seeking indemnification may be entitled.  The Board of Directors may take such action as is necessary to carry out these indemnification provisions and is expressly empowered to adopt, approve and amend from time to time such resolutions or contracts implementing such provisions or such further indemnification arrangements as may be permitted by law.”

The Registrant’s directors and officers are insured under a policy of insurance against certain liabilities that might be imposed as a result of actions, suit or proceedings to which they are parties by reason of being or having been such directors or officers.

Item 26. Business and Other Connections of Investment Adviser

Frontegra Asset Management, Inc. (the “Adviser”) serves as the investment adviser for the Registrant. The Adviser is a registered investment adviser. The business and other connections of the Adviser, as well as the names and titles of the executive officers and directors of the Adviser, are further described in the Adviser’s Uniform Application for Investment Adviser Registration (“Form ADV”) as filed with the SEC.

Reams Asset Management Company, LLC (“Reams”) serves as a sub-adviser with respect to the Registrant’s Core Plus and Investment Grade Bond Funds.  Reams is a registered investment adviser. The business and other connections of Reams, as well as the names and titles of the executive officers and directors of Reams, are further described in Reams’ Form ADV as filed with the SEC.

IronBridge Capital Management, L.P. (“IronBridge”) serves as a sub-adviser with respect to the Registrant’s IronBridge Small Cap and IronBridge SMID Funds.  IronBridge is a registered investment adviser.  The business and other connections of IronBridge, as well as the names and titles of the executive officers and directors of IronBridge, are further described in IronBridge’s Form ADV as filed with the SEC.

Netols Capital Management, Inc. (“Netols”) serves as a sub-adviser with respect to the Registrant’s Small Cap Value Fund.  Netols is a registered investment adviser.  The business and other connections of Netols, as well as the names and titles of the executive officers and directors of Netols, are further described in Netols’ Form ADV as filed with the SEC.

To the best of Registrant’s knowledge, none of the Adviser’s, Reams’, IronBridge’s or Netols’ directors or executive officers is or has been engaged in any other business, profession, vocation or employment of a substantial nature for the past two fiscal years, except as noted in the “Directors and Officers” and “Investment Adviser” sections of the Registrant’s Statement of Additional Information, which are incorporated herein by reference.

Item 27. Principal Underwriters

(a)

None

(b)

None

(c)

None

Item 28. Location of Accounts and Records

All accounts, books or other documents required to be maintained by section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the possession of Frontegra Asset Management, Inc., Registrant’s investment adviser, at Registrant’s corporate offices, except records held and maintained by U.S. Bank, N.A., 1555 N. RiverCenter Drive, Suite 302, Milwaukee, Wisconsin 53212 and U.S. Bancorp Fund Services LLC, 615 E. Michigan Street, Milwaukee, Wisconsin 53202, relating to the former’s function as custodian and the latter’s function as transfer agent, administrator and fund accountant.

Item 29. Management Services

All management-related service contracts entered into by Registrant are discussed in Parts A and B of this Registration Statement.

Item 30. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Northbrook and State of Illinois on the 16th day of August, 2007.

FRONTEGRA FUNDS, INC. (Registrant)

By:

 /s/ William D. Forsyth III

William D. Forsyth III

Co-President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date(s) indicated.

Name	Title	Date

/s/ William D. Forsyth III	Co-President and a Director	August 16, 2007
William D. Forsyth III

/s/ David L. Heald *	Director	August 16, 2007
David L. Heald

/s/ James M. Snyder *	Director	August 16, 2007
James M. Snyder

*By /s/ William D. Forsyth III
William D. Forsyth III, Co-President
Attorney-in-fact pursuant to Power of
Attorney previously filed.

EXHIBIT INDEX

Exhibit No.	Exhibit	Incorporated by Reference	Filed Herewith

(a.1)	Registrant’s Articles of Incorporation	Filed July 1, 1996, Form N-1A

(a.2)	Articles Supplementary to the Registrant’s Articles of Incorporation dated January 26, 2001	Filed January 31, 2001, Post-Effective Amendment No. 12

(a.3)	Articles Supplementary to the Registrant’s Articles of Incorporation dated August 30, 2002	Filed August 29, 2002, Post-Effective Amendment No. 15

(a.4)	Articles Supplementary to the Registrant’s Articles of Incorporation dated October 7, 2003	Filed October 22, 2003, Post-Effective Amendment No. 18

(a.5)	Articles Supplementary to the Registrant’s Articles of Incorporation dated August 22, 2005	Filed August 26, 2005, Post-Effective Amendment No. 23

(a.6)	Articles of Amendment dated October 7, 2003	Filed October 22, 2003, Post-Effective Amendment No. 18

(a.7)	Articles Supplementary to the Registrant’s Articles of Incorporation dated June 21, 2004	Filed June 25, 2004, Post-Effective Amendment No. 20

(a.8)	Articles Supplementary to the Registrant’s Articles of Incorporation dated November 20, 2006*

(a.9)	Articles Supplementary to the Registrant’s Articles of Incorporation dated March __, 2007*

(b)	Registrant’s By-Laws	Filed July 1, 1996, Form N-1A

(c)	None

(d.1)	Investment Advisory Agreement dated October 30, 1996	Filed October 11, 1996, Post-Effective Amendment No. 1

(d.2)	Exhibit A dated as of June 10, 2004 to the Investment Advisory Agreement	Filed June 25, 2004, Post- Effective Amendment No. 20

(d.3)	Exhibit B dated as of October 30, 1996 to the Investment Advisory Agreement	Filed October 11, 1996, Post-Effective Amendment No. 1

(d.4)	Exhibit C dated as of October 28, 2003 to the Investment Advisory Agreement	Filed October 22, 2003, Post-Effective Amendment No. 18

Exhibit No.	Exhibit	Incorporated by Reference	Filed Herewith

(d.5)	Exhibit D dated as of August 19, 2002 to the Investment Advisory Agreement	Filed August 29, 2002, Post-Effective Amendment No. 15

(d.6)	Exhibit E dated as of January 31, 2001 to the Investment Advisory Agreement	Filed January 31, 2001, Post-Effective Amendment No. 12

(d.7)	Exhibit F dated as of August 22, 2005 to the Investment Advisory Agreement	Filed August 26, 2005, Post-Effective Amendment No. 23

(d.8)	Amended and Restated Subadvisory Agreement between Frontegra and Reams dated August 2, 1999, as amended May 8, 2000 and May 20, 2003	Filed October 22, 2003, Post-Effective Amendment No. 18

(d.9)	Amendment to Subadvisory Agreement between Frontegra and Reams	Filed October 27, 2004, Post-Effective Amendment No. 21

(d.10)	Subadvisory Agreement between Frontegra and IronBridge dated as of August 30, 2002, as amended	Filed June 25, 2004, Post-Effective Amendment No. 20

(d.11)	Subadvisory Agreement between Frontegra and New Star dated October 20, 2003	Filed October 22, 2003, Post-Effective Amendment No. 18

(d.12)	Form of Amendment to Subadvisory Agreement between Frontegra and New Star	Filed October 28, 2005, Post-Effective Amendment No. 24

(d.13)	Subadvisory Agreement between Frontegra and Netols dated August 31, 2005	Filed August 26, 2005, Post-Effective Amendment No. 23

(d.14)	Amended and Restated Expense Cap/Reimbursement Agreement between Frontegra and Frontegra Funds, Inc.	Filed August 26, 2005, Post-Effective Amendment No. 23

(d.15)	Amended and Restated Expense Cap/Reimbursement Agreement between Frontegra and Frontegra Funds, Inc.*

(d.16)	Expense Cap/Reimbursement Agreement (Class Y Shares)*

Exhibit No.	Exhibit	Incorporated by Reference	Filed Herewith

(e)	Distribution Agreement*

(f)	None

(g)	Form of Custody Agreement	Filed October 22, 2003, Post-Effective Amendment No. 18

(h.1)	Transfer Agent Servicing Agreement	Filed December 17, 1999, Post-Effective Amendment No. 8

(h.2)	Fund Administration Servicing Agreement	Filed December 17, 1999, Post-Effective Amendment No. 8

(h.3)	Fund Accounting Servicing Agreement	Filed December 17, 1999, Post-Effective Amendment No. 8

(h.4)	Exhibit A to Transfer Agent Servicing Agreement	Filed August 26, 2005, Post-Effective Amendment No. 23

(h.5)	Exhibit A to Fund Accounting Servicing Agreement	Filed August 26, 2005, Post-Effective Amendment No. 23

(h.6)	Exhibit A to Fund Administration Servicing Agreement	Filed August 26, 2005, Post-Effective Amendment No. 23

(h.7)	Amendment to Fund Administration Servicing Agreement dated January 1, 2002	Filed August 29, 2002, Post-Effective Amendment No. 15

(h.8)	Amendment to Fund Accounting Servicing Agreement dated January 1, 2002	Filed August 29, 2002, Post-Effective Amendment No. 15

(h.9)	Amendment to Transfer Agent Servicing Agreement dated January 1, 2002	Filed August 29, 2002, Post-Effective Amendment No. 15

(h.10)	Amendment to Transfer Agent Servicing Agreement dated May 20, 2002	Filed October 22, 2003, Post-Effective Amendment No. 18

(h.11)	Amendment to Transfer Agent Servicing Agreement dated July 24, 2002	Filed October 22, 2003, Post-Effective Amendment No. 18

(h.12)	Shareholder Services Agreement*

Exhibit No.	Exhibit	Incorporated by Reference	Filed Herewith

(i.1)	Opinion and Consent of Godfrey & Kahn, S.C. dated October 9, 1996	Filed October 11, 1996, Post-Effective Amendment No. 1

(i.2)	Opinion and Consent of Godfrey & Kahn, S.C. dated January 29, 2001	Filed January 31, 2001, Post-Effective Amendment No. 12

(i.3)	Opinion and Consent of Godfrey & Kahn, S.C. dated August 23, 2002	Filed August 29, 2002, Post-Effective Amendment No. 15

(i.4)	Opinion and Consent of Godfrey & Kahn, S.C. dated October 20, 2003	Filed October 22, 2003, Post-Effective Amendment No. 18

(i.5)	Opinion and Consent of Godfrey & Kahn, S.C. dated June 23, 2004	Filed June 25, 2004, Post- Effective Amendment No. 20

(i.6)	Opinion and Consent of Godfrey & Kahn, S.C. dated August 25, 2005	Filed August 26, 2005, Post-Effective Amendment No. 23

(i.7)	Consent of Godfrey & Kahn, S.C. relating to Exhibits (i.1), (i.2), (i.3), (i.4), (i.5) and (i.6)*

(j)	Consent of Ernst & Young LLP*

(k)	None

(l)	Initial Subscription Agreements	Filed October 11, 1996, Post-Effective Amendment No. 1

(m.1)	Rule 12b-1 Plan*

(m.2)	Form of Rule 12b-1 Dealer Agreement*

(n)	Multiple Class Plan*

(o)	Reserved

(p.1)	Code of Ethics for Access Persons of Frontegra Funds, Inc. and Frontegra Asset Management, Inc.	Filed October 27, 2006, Post-Effective Amendment No. 25

(p.2)	Amended and Restated Code of Ethics for Access Persons of Reams Asset Management Company, LLC.	Filed October 27, 2006, Post-Effective Amendment No. 25

(p.3)	Code of Ethics for Access Persons of IronBridge Capital Management, LLC, as amended.	Filed June 25, 2004, Post-Effective Amendment No. 20

Exhibit No.	Exhibit	Incorporated by Reference	Filed Herewith

(p.4)	New Star Code of Conduct	Filed October 28, 2005, Post-Effective Amendment No. 24

(p.5)	Netols Asset Management, Inc. Code of Ethics and Personal Trading Policy	Filed October 27, 2006, Post-Effective Amendment No. 25

(q)	Powers of Attorney	Filed May 24, 2007, Post-Effective Amendment No. 29

____________________

* To be filed by amendment